Non-controlling Interests	12 Months Ended
May 31, 2019
Noncontrolling Interest [Abstract]
Non-controlling Interests
23.	NON-CONTROLLING INTERESTS

Non-controlling interests
US$
Balance as of June 1, 2017	39,130
Capital contribution from non-controlling interests and new non-controlling interests recognized in acquisitions	2,015
Capital reduction of non-controlling interests	(28,652)
Dividend declared	(231)
Unrealized gain on available-for-sale investments	164
Foreign currency translation adjustment	2,949
Net income attributed to non-controlling interests	1,107

Balance as of May 31, 2018	16,482

New non-controlling interests recognized in an acquisition	288
Purchase of non-controlling interests	(1,696)

Non-controlling interests
US$
Disposal of a subsidiary	80
Capital contribution from non-controlling interests	5,317
Change in non-controlling interests resulting from Koolean Holding’s IPO, net of issuance cost	94,136
Reclassification of redeemable non-controlling interests	60,934
Unrealized gain on available-for-sale investments	465
Foreign currency translation adjustment	(1,376)
Net loss attributed to non-controlling interests	(10,219)
Balance as of May 31, 2019	164,411

The effects of changes in the Company’s ownership interest on the Company’s equity were as follows:

	For the years ended May 31,
	2018	2019
	US$	US$
Net income attribute to New Oriental Education & Technology Group Inc.’s shareholders	296,130	238,065
Decrease in the Group’s additional paid-in capital resulting from disposal of a subsidiary	—	(371)
(Decrease) Increase in the Group’s additional paid-in capital resulting from reclassification and capital injection of non-controlling interests	(113,784)	160,871
Increase in the Group’s additional paid-in capital resulting from the change in non-controlling interests resulting from Koolearn Holding’s IPO	—	139,211
Decrease in the Group’s additional paid-in capital resulting from repurchase shares from non-controlling interests	(63,721)	(15,190)
Changes from net income attributable to New Oriental Education & Technology Group Inc.’s shareholders and transfers to non-controlling interests	118,625	522,586